Operating Leases	6 Months Ended
Mar. 31, 2026
Operating Leases [Abstract]
OPERATING LEASES

NOTE 7 – OPERATING LEASES

The Company has various operating leases for office space and warehouse with lease terms of two years. The Company adopted Leases (Topic 842), using the modified-retrospective approach. No cumulative-effect adjustment to retained earnings was required upon adoption of Topic 842 because payments made under operating leases are also recognized as an expense on a straight-line basis over the lease term prior to the adoption of ASC 842. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Best Lending Rate (“BLR”) was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company as quoted by the BLR minus 2.5%.

As of September 30, 2025 and March 31, 2026, the operating lease arrangement of the office and warehouse on 9th floor of Tsuen Wan Industrial Centre was a related party transaction with Mr. Wai Yiu Yau, a director of the Company. As of March 31, 2026, there was an additional operating lease arrangement of a staff quarter in Hong Kong.

As of September 30, 2025 and March 31, 2026, operating lease consist of the following:

	As of
	September 30, 2025	March 31, 2026
Right-of-use assets, costs	$40,789	$108,674
Accumulated amortization	(42,412)	(47,760)
Modification	30,364	-
Right-of-use assets, net	$28,741	$60,914

As of September 30, 2025 and March 31, 2026, operating lease liabilities consist of the following:

	As of
	September 30, 2025	March 31, 2026
Operating lease liabilities - current portion	$30,818	$45,298
Total	$30,818	$45,298

Leases with an initial term of 12 months or less are short-term leases and not recognized as operating lease right-of-use assets and operating lease liabilities on the consolidated balance sheet. The Company recognizes lease expense for short-term leases on a straight-line basis over the lease term.

During the six months ended March 31, 2025 and 2026, the Company incurred total operating lease expenses of $16,615 and $38,462, respectively.

Other lease information is as follows:

	For the six months ended March 31,
	2025	2026
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	$20,219	$55,345
Right-of-use assets obtained in exchange for new operating lease liabilities	$-	$69,825
Weighted-average remaining lease term - operating leases	0.5 years	1.25 years
Weighted-average discount rate - operating leases	3.375%	2.558%

The following is a schedule of future minimum payments under operating leases as of September 30, 2025:

As of September 30, 2025
2026	$31,630
Total lease payments	$31,630
Less: imputed interest	(812)
Total operating lease liabilities, net of interest	$30,818

The following is a schedule of future minimum payments under operating leases as of March 31, 2026:

As of March 31, 2026
2026	$45,768
Total lease payments	$45,768
Less: imputed interest	(470)
Total operating lease liabilities, net of interest	$45,298